Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantees for Bank Loans
Bank Loans guaranteed	$ 51,920,901	$ 80,269,723
Mr. Tao [Member]
Guarantees for Bank Loans
Guarantee provided during the year		12,396,800	79,887,600
Bank Loans guaranteed	15,850,000	34,628,000	36,408,000
Jicun Wang and Chen [Member]
Guarantees for Bank Loans
Guarantee provided during the year		30,992,000
Bank Loans guaranteed	1,902,000	1,983,523	12,136,000
Ningbo Kewei [Member]
Guarantees for Bank Loans
Guarantee provided during the year		34,091,200	82,106,700
Bank Loans guaranteed			11,377,500
Ningbo Pacific [Member]
Guarantees for Bank Loans
Guarantee provided during the year		65,083,200
Bank Loans guaranteed	18,318,901	27,918,200	16,687,000
Ningbo Hengfa [Member]
Guarantees for Bank Loans
Guarantee provided during the year
Bank Loans guaranteed	14,899,000	14,795,600	36,256,300
Shandong Tengda [Member]
Guarantees for Bank Loans
Guarantee provided during the year
Bank Loans guaranteed	$ 951,000	$ 944,400	$ 910,200